SHARE-BASED COMPENSATION - Kaixin Auto 2020 Plan (Details) - Kaixin Auto Group 2020 Plan - shares		12 Months Ended
	Nov. 17, 2020	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Granted	5,000,000
Number of shares granted			0
Restricted shares
SHARE-BASED COMPENSATION
Options granted		5,181,778